Note 9 - Investments	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
9.	INVESTMENTS

The continuity of the Company’s investments in equity securities is as follows:

	December 31,	December 31,
	2022	2021
	$	$
Equity securities, beginning of year	1,179	11,951
Disposition of equity securities at fair value	(1,111)	(6,371)
Unrealized loss for the period	(57)	(4,401)
Equity securities, end of year	11	1,179

During the year ended December 31, 2022, the Company disposed of certain equity securities held as investments. The proceeds on disposition were $1,111 ( December 31, 2021: $6,371). In addition, the Company recognized a gain on disposal of $964 (net of $147 tax) ( December 31, 2021: $5,026 net of $784 tax) which was transferred from other comprehensive income (loss) to deficit. During the year ended December 31, 2022, the Company recorded an unrealized loss of $57 ( December 31, 2021: $4,401) on its investment in equity securities designated as fair value through other comprehensive income (“FVTOCI”) instruments. A deferred tax benefit related to this unrealized loss was also recorded for the year ended December 31, 2022 amounting to $7 ( December 31, 2021: $597) in other comprehensive loss.